Income Taxes - Current and Non-current Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-Current deferred income tax assets (liabilities):
Net Deferred Income Tax Asset / (Liability)	$ 0	$ 0
Current Deferred Income Tax Assets [Member]
Current deferred income tax assets:
Allowance for doubtful accounts	1,548	1,741
Accrued vacation	334	243
AMT credit		93
Other	38	30
Subtotal	1,920	2,107
Less valuation allowance	(1,099)	(1,519)
Total Net Current Deferred Income Tax Assets	821	588
Non-Current Deferred Income Tax Assets (Liabilities) [Member]
Non-Current deferred income tax assets (liabilities):
Net operating loss carry-forwards	1,336	1,240
Nonqualified stock options and warrants	560
Accumulated depreciation and amortization	(1,672)	(933)
Subtotal	320	307
Less valuation allowance	(1,141)	(895)
Total Net Non-current Deferred Income Tax Liability	(821)	(588)
AMT credit	$ 96